Earnings Per Share (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following shows the weighted average number of shares used in computing earnings per share and the effect of weighted average number of shares dilutive potential Common Stock. Dilutive potential Common Stock has no effect on income available to common shareholders.

	Three Months Ended March 31,
	2023	2022
Net income (in thousands)	$7,524	$9,126

Weighted average number of shares	7,426,638	7,424,059
Options effect of dilutive shares	77,835	27,799
Weighted average dilutive shares	7,504,473	7,451,858

Basic EPS	$1.01	$1.23
Diluted EPS	1.00	1.23

The following shows the weighted average number of shares used in computing earnings per share and the effect of weighted average number of shares dilutive potential Common Stock. Dilutive potential Common Stock has no effect on income available to common shareholders.

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net income (in thousands)	$6,034	$10,397	$13,558	$19,523

Weighted average number of shares	7,428,079	7,424,747	7,427,363	7,424,405
Options effect of dilutive shares	86,876	31,339	82,468	29,570
Weighted average dilutive shares	7,514,955	7,456,086	7,509,831	7,453,975

Basic EPS	$0.81	$1.40	$1.82	$2.63
Diluted EPS	0.80	1.39	1.80	2.62

The following shows the weighted average number of shares used in computing earnings per share and the effect of weighted average number of shares dilutive potential Common Stock. Dilutive potential Common Stock has no effect on income available to common shareholders.

	2022	2021	2020
Net income (in thousands)	$44,013	$36,165	$26,499

Weighted average number of shares	7,425,088	7,424,405	7,453,651
Options effect of dilutive shares	42,629	5,659	809
Weighted average dilutive shares	7,467,717	7,430,064	7,454,460

Basic EPS	$5.93	$4.87	$3.56
Diluted EPS	5.89	4.87	3.55